Consolidated Statement of Operations and Comprehensive (Loss) Income (Parentheticals) - $ / shares		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
(Loss) earnings per share continuing operations diluted		$ (0.15)	$ 0.09	$ (0.01)
(Loss) earnings per share discontinuing operations diluted			$ 0.07	$ 0.02
Weighted average number of shares outstanding continuing operations diluted	[1]	14,433,156	13,000,000	13,000,000
Weighted average number of shares outstanding discontinuing operations diluted	[1]		13,000,000	13,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization on December 5, 2020, April 24, 2021 and September 30, 2021.